General information (Tables)	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of private equity funds and other investment products
The Company and its subsidiaries (collectively, the “Group”) are a private markets investment firm focused on investing globally. Since 1994 the Group has expanded from its initial flagship private equity funds to other investment products, such as:

Investment product	Description

Infrastructure development funds	a private equity approach applied to infrastructure assets. In conjunction with experts from the energy sector, the Group acquired Tria Energy during 2024, a company engaged in energy trading in Brazil (refer to note 30), with the aim to grow its infrastructure vertical.
Co-investment funds	focused on companies from their flagship funds.
Global private market solutions	increased during 2024 with the carve-out acquisition of Aberdeen Plc (“GPMS”) during April 2024 – refer to note 30.
Credit funds	increased through business combination in 2021 with Moneda Asset Management SpA (“MAM I”) and Moneda II SpA (“MAM II”) (collectively “Moneda”).
Real estate funds
increased in 2022 to 2024 with the:
•controlling acquisition of VBI Real Estate Gestão de Carteiras S.A.(“VBI”);
•controlling acquisition of Patria Asset Management (“PAM”) in partnership with Bancolombia to expand real estate capabilities into Colombia – note 30;
•acquisition of Credit Suisse’s Real Estate business (“CSHG”) during May 2024 – refer to note 30; and
•acquisition of Nexus, a real estate business in Colombia, during July 2024 – refer to note 30.

Venture capital and growth funds
•through business combination in 2022 with Igah Partners LLC (“Igah Ventures”) and PEVC I General Partner IV, Ltd. (“Igah IV”) and Igah Carry Holding Ltd (collectively “Igah”), and
•during 2023 (refer to note 30) Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) and Hanuman GP Cayman, LLC (collectively “Kamaroopin”).